Income Taxes - Schedule of Cash Paid for Income Taxes, Net of Refunds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Cash paid for income taxes (net of refunds)	$ 930	$ 1,278
US-Federal [Member]
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Cash paid for income taxes (net of refunds)
US-State[Member]
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Cash paid for income taxes (net of refunds)	6
Foreign[Member]
Schedule of Cash Paid for Income Taxes, Net of Refunds [Line Items]
Cash paid for income taxes (net of refunds)	$ 924